UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund:    BlackRock Funds

BlackRock Money Market Portfolio

BlackRock Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2014

Date of reporting period: 12/31/2013

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 1.4%
Wells Fargo Bank N.A.:
0.22%, 2/10/14	$8,000	$8,000,000
0.24%, 11/26/14 (a)	15,000	15,000,000

		23,000,000
Euro — 2.7%
HSBC Bank PLC, London, 0.30%, 1/15/14	14,000	14,000,000
National Australia Bank Ltd., London:
0.25%, 3/07/14	17,000	17,000,000
0.24%, 10/23/14 (a)	13,000	13,000,000

		44,000,000
Yankee — 29.2% (b)
Bank of Montreal, Chicago:
0.34%, 1/10/14 (a)	9,000	9,000,000
0.20%, 1/15/14	10,000	10,000,000
0.24%, 9/05/14 (a)	10,000	10,000,000
Bank of Nova Scotia, Houston, 0.24%, 12/01/14 (a)	12,000	12,000,000
BNP Paribas S.A., New York:
0.70%, 2/14/14	5,000	5,002,528
0.30%, 5/09/14 (a)	7,200	7,200,000
Canadian Imperial Bank of Commerce, New York:
0.28%, 1/08/14 (a)	15,000	15,000,000
0.27%, 2/04/14 (a)	8,000	8,000,000
0.29%, 6/02/14 (a)	15,500	15,500,000
Credit Suisse Group A.G., New York:
0.26%, 3/18/14	9,500	9,500,000
0.26%, 4/22/14	15,000	15,000,000
0.32%, 6/06/14 (a)	6,000	6,000,000
Deutsche Bank A.G., New York:
0.30%, 2/28/14 (a)	11,000	11,000,000
0.25%, 4/30/14 (a)	10,000	10,000,000
DnB NOR Bank ASA, New York, 0.24%, 2/14/14	5,000	5,000,000
Mitsubishi UFJ Trust and Banking Corp., New York, 0.28%, 2/20/14	10,000	10,000,000
Mizuho Corporate Bank Ltd., New York:
0.22%, 2/18/14	13,500	13,500,000
0.23%, 3/14/14	11,750	11,750,000
National Australia Bank Ltd., New York:
0.27%, 8/08/14 (a)	8,000	8,000,559
0.24%, 8/13/14 (a)	5,000	5,000,000
National Bank of Canada, New York, 0.30%, 3/10/14 (a)	6,000	6,000,000
Natixis, New York:
0.26%, 2/03/14	20,000	20,000,000
0.29%, 3/06/14 (a)	10,000	9,999,322

Certificates of Deposit	Par (000)	Value
Yankee (concluded) (b)
Nordea Bank Finland PLC, New York:
0.25%, 1/30/14	$10,000	$9,999,961
0.25%, 2/03/14	5,000	5,000,000
Norinchukin Bank, New York, 0.10%, 1/06/14	34,000	34,000,000
Rabobank Nederland N.V., New York:
0.41%, 1/08/14	13,000	13,000,000
0.39%, 1/17/14	15,000	15,000,000
0.26%, 4/22/14 (a)	6,500	6,500,000
0.28%, 9/16/14 (a)	22,000	22,000,000
Royal Bank of Canada, New York:
0.23%, 1/15/14 (a)	7,000	7,000,000
0.27%, 10/10/14 (a)	7,500	7,500,000
0.25%, 12/05/14 (a)	8,000	8,000,000
Societe Generale, New York, 0.34%, 3/06/14 (a)	9,000	9,000,000
Sumitomo Trust & Banking Co. Ltd., New York, 0.22%, 4/04/14	10,000	10,000,000
Svenska Handelsbanken, New York, 0.26%, 1/17/14	10,000	10,000,021
Toronto Dominion Bank, Montreal, 0.22%, 4/24/14	5,000	5,000,000
Toronto Dominion Bank, New York:
0.17%, 2/19/14 (a)	7,000	7,000,000
0.23%, 7/24/14 (a)	9,000	9,000,000
0.25%, 8/12/14	11,000	11,000,000
0.24%, 9/04/14	10,000	10,000,000
UBS AG, Stamford, 0.29%, 3/31/14 (a)	10,000	10,000,000
Westpac Banking Corp., New York:
0.28%, 4/15/14 (a)	12,500	12,500,000
0.25%, 8/28/14 (a)	7,000	7,000,000
0.24%, 10/08/14 (a)	10,000	10,000,000

		470,952,391
Total Certificates of Deposit — 33.3%		537,952,391

Commercial Paper
Antalis US Funding Corp., 0.24%, 2/12/14 (c)	10,353	10,350,170
Australia and New Zealand Banking Group Ltd.:
0.24%, 1/17/14 (a)	9,000	9,000,000
0.28%, 2/25/14 (a)	10,000	10,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.20%, 1/27/14 (c)	2,000	1,999,722
Barton Capital LLC, 0.07%, 1/06/14 (c)	20,000	19,999,844
Bedford Row Funding Corp.:
0.30%, 3/17/14 (c)	8,000	7,995,067
0.30%, 3/19/14 (c)	6,000	5,996,200
0.30%, 11/25/14 (c)	7,750	7,728,881

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.	IDRB	Industrial Development Revenue	RAN	Revenue Anticipation Notes	TECP	Tax Exempt Commercial Paper
AMT	Alternative Minimum Tax (subject to)		Bonds	RB	Revenue Bonds	TRAN	Tax Revenue Anticipation Notes
BAN	Bond Anticipation Notes	LOC	Letter of Credit	SBPA	Stand-by Bond Purchase Agreement	VRDN	Variable Rate Demand Notes
COP	Certificates of Participation	MB	Municipal Bonds	SPEARS	Short Puttable Exempt Adjustable	VRDP	Variable Rate Demand Preferred
GO	General Obligation Bonds	PCRB	Pollution Control Revenue Bonds		Receipts
IDA	Industrial Development Authority	PUTTERS	Puttable Tax-Exempt Receipts	TAN	Tax Anticipation Notes

BLACKROCK FUNDS	DECEMBER 31, 2013	1

Schedule of Investments (continued)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
BNP Paribas Finance, Inc.:
0.34%, 3/13/14 (c)	$13,000	$12,991,406
0.33%, 6/06/14 (c)	9,000	8,987,213
0.32%, 6/10/14 (c)	5,000	4,992,933
BNZ International Funding Ltd., 0.24%, 2/21/14 (c)	10,000	9,996,667
Caisse Central De Desjardins Du Quebec, 0.25%, 2/19/14 (c)	7,000	6,997,667
Cancara Asset Securitisation LLC:
0.04%, 1/02/14 (c)	22,000	22,000,000
0.18%, 1/31/14 (c)	5,000	4,999,275
Collateralized Commercial Paper Co. LLC, 0.30%, 3/11/14 (c)	10,000	9,994,333
Collateralized Commercial Paper II Co. LLC, 0.30%, 3/11/14 (c)	9,000	8,994,900
Commonwealth Bank of Australia:
0.20%, 2/24/14 (a)	6,000	6,000,000
0.21%, 3/03/14 (a)(d)	5,000	4,999,958
0.26%, 3/28/14 (a)	10,000	10,001,467
0.24%, 5/02/14 (a)	8,000	8,000,000
0.25%, 6/06/14 (a)	7,000	7,000,000
0.24%, 11/20/14 (a)	3,300	3,300,000
DnB NOR Bank ASA:
0.26%, 1/22/14 (c)	8,000	7,998,844
0.26%, 1/27/14 (c)	14,000	13,997,472
0.23%, 1/28/14 (c)	15,000	14,997,508
Erste Abwicklungsanstalt, 0.21%, 3/10/14 (c)	8,000	7,996,873
Gemini Securitization Corp. LLC, 0.10%, 1/02/14 (c)	23,000	23,000,000
Gotham Funding Corp., 0.15%, 1/13/14 (c)	15,000	14,999,313
HSBC Bank PLC:
0.28%, 6/20/14 (a)(d)	6,000	6,000,000
0.27%, 9/09/14 (a)(d)	9,000	9,000,000
0.27%, 9/11/14 (a)	6,500	6,500,000
0.25%, 10/30/14 (a)	10,000	10,000,000
0.26%, 11/19/14 (a)	6,000	6,000,000
ING US Funding LLC:
0.29%, 2/07/14 (c)	9,000	8,997,390
0.20%, 3/03/14 (c)	5,700	5,698,100
0.23%, 3/13/14 (c)	10,000	9,995,625
Kells Funding LLC, 0.22%, 6/04/14 (a)	10,000	10,000,000
Liberty Street Funding LLC, 0.15%, 2/03/14 (c)	12,200	12,198,373
LMA Americas LLC, 0.09%, 1/02/14 (c)	15,000	15,000,000
Matchpoint Master Trust, 0.26%, 3/05/14 (c)	10,000	9,995,522
Mizuho Funding LLC:
0.22%, 1/22/14 (c)	10,000	9,998,778
0.23%, 2/03/14 (c)	8,000	7,998,400
0.25%, 2/18/14 (c)	5,000	4,998,401
Mont Blanc Capital Corp.:
0.24%, 1/09/14 (c)	10,000	9,999,533
0.24%, 2/19/14 (c)	6,502	6,499,919
Nederlandse Waterschapsbank N.V.:
0.24%, 2/18/14 (a)	6,000	6,000,000
0.33%, 5/21/14 (c)	7,000	6,991,081
0.28%, 6/10/14 (a)	5,000	5,000,402
0.22%, 8/13/14 (a)	5,000	5,000,000
0.25%, 11/03/14 (a)	10,000	10,000,000
Nieuw Amsterdam Receivables Corp., 0.14%, 1/14/14 (c)	8,341	8,340,611
Nordea Bank AB:
0.22%, 6/03/14 (c)	15,000	14,986,067
0.24%, 8/12/14 (c)	14,000	13,979,280
Nordea North America, Inc.:
0.25%, 1/09/14 (c)	10,000	9,999,514
0.26%, 1/10/14 (c)	10,000	9,999,433

Commercial Paper	Par (000)	Value
Northern Pines Funding LLC, 0.25%, 3/06/14 (c)	$7,000	$6,996,938
NRW.Bank, 0.10%, 1/22/14 (c)	10,000	9,999,472
Scaldis Capital LLC, 0.20%, 2/13/14 (c)	10,000	9,997,667
Skandinaviska Enskilda Banken AB:
0.28%, 4/09/14 (c)	15,000	14,988,885
0.28%, 5/07/14 (c)	11,600	11,588,924
0.30%, 7/02/14 (c)	5,000	4,992,458
Societe Generale N.A., 0.25%, 3/03/14 (c)	10,000	9,995,833
Starbird Funding Corp.:
0.07%, 1/02/14 (c)	19,534	19,534,000
0.16%, 2/03/14 (c)	10,000	9,998,578
Sumitomo Mitsui Banking Corp., New York, 0.21%, 3/06/14 (c)	10,000	9,996,413
Svenska Handelsbanken, Inc., 0.25%, 2/04/14 (c)	12,250	12,247,193
Westpac Banking Corp.:
0.27%, 7/09/14 (a)	11,445	11,445,000
0.24%, 10/30/14 (a)	12,000	12,000,000
Total Commercial Paper — 41.3%		668,273,503

Corporate Notes
BNP Paribas S.A., 1.14%, 1/10/14 (a)	9,500	9,501,703
Park Village Assisted Living LLC, 0.22%, 10/07/13 (e)	5,540	5,540,000
Svenska Handelsbanken AB, 0.28%, 3/14/14 (a)(d)	10,900	10,900,000
Total Corporate Notes — 1.6%		25,941,703

Municipal Bonds (e)
Brazos River Harbor Navigation District Brazoria County RB (Joint Venture Project) Series 1998 VRDN (JPMorgan Chase Bank N.A. LOC), 0.05%, 1/02/14	10,400	10,400,000
Houston Utility System RB (First Lien Water Revenue Project) Series 2004B-3 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.04%, 1/07/14	17,000	17,000,000
New York City GO Series 2003A-3 VRDN (Morgan Stanley Bank LOC), 0.05%, 1/07/14	10,000	10,000,000
New York City IDRB (New York Law School Project) Series 2006 VRDN (JPMorgan Chase Bank N.A. LOC), 0.04%, 1/07/14	9,315	9,315,000
Rhode Island Housing & Mortgage Finance Corp. RB (Groves at Johnston Project) Series 2006 VRDN (Freddie Mac Guaranty), 0.05%, 1/07/14	26,350	26,350,000
San Francisco City & County COP Municipal Trust Receipts Floaters Series 2010-B001 VRDN (Morgan Stanley Bank SBPA), 0.21%, 1/07/14 (d)(f)	6,000	6,000,000
Savannah College Georgia RB (Art & Design Project) Series 2004-BD VRDN (Bank of America N.A. LOC), 0.15%, 1/07/14	4,600	4,600,000
South Central Texas IDRB (Rohr Industries Project) Series 1990 VRDN (JPMorgan Chase Bank N.A. LOC), 0.12%, 1/07/14	14,800	14,800,000
Total Municipal Bonds — 6.1%		98,465,000

2	BLACKROCK FUNDS	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Time Deposits	Par (000)	Value
ING Bank N.V.
0.12%, 1/03/14	$23,000	$23,000,000
0.12%, 1/06/14	11,000	11,000,000
Natixis S.A., 0.05%, 1/02/14	35,000	35,000,000
Total Time Deposits — 4.3%		69,000,000

Closed-End Investment Companies (d)(e)
California — 0.6%
Nuveen California Investment Quality Municipal Fund, Inc. Series 2012-2-100 VRDP (Royal Bank of Canada Liquidity Facility), 0.14%, 1/07/14	10,000	10,000,000
Multi-State — 0.2%
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509-1 VRDP (Deutsche Bank A.G. Liquidity Facility), 0.18%, 1/07/14	2,900	2,900,000
New York — 0.5%
Nuveen New York AMT-Free Municipal Income Fund Series 2002 VRDP (Citibank N.A. Liquidity Facility), 0.12%, 1/07/14	7,600	7,600,000
Total Closed-End Investment Companies — 1.3%		20,500,000

U.S. Government Sponsored Agency Obligations — 0.9%
Fannie Mae Variable Rate Notes, 0.14%, 2/27/15 (a)	14,000	13,995,940

U.S. Treasury Obligations
U.S. Treasury Bills: (c)
0.09%, 8/21/14	15,000	14,991,819
0.12%, 11/13/14	19,000	18,981,231
0.13%, 12/11/14	8,000	7,990,091
U.S. Treasury Notes:
1.75%, 1/31/14	20,000	20,025,325
1.88%, 2/28/14	10,000	10,026,759
4.75%, 5/15/14	6,000	6,100,401
0.25%, 10/31/14	12,000	12,011,555
2.38%, 10/31/14	15,000	15,274,491
Total U.S. Treasury Obligations — 6.5%		105,401,672

Repurchase Agreements
Barclays Capital, Inc., 0.25%, 3/10/14 (Purchased on 12/09/13 to be repurchased at $10,006,319, collateralized by various U.S. government sponsored agency and U.S. Treasury obligations, 0.00% to 11.42% due from 12/31/15 to 5/20/63, aggregate original par and fair value of $67,491,164 and $10,701,767, respectively)	10,000	10,000,000

Repurchase Agreements	Par (000)	Value
Barclays Capital, Inc., 0.63%, 4/07/14 (e) (Purchased on 8/03/12 to be repurchased at $15,160,650, collateralized by various corporate/debt obligations, 0.33% to 10.47% due from 2/08/19 to 12/15/45, aggregate original par and fair value of $48,719,855 and $17,115,823, respectively)	$15,000	$15,000,000
Total Value of Barclays Capital, Inc. (collateral value of $27,817,590)		25,000,000
Credit Suisse Securities (USA) LLC, 0.34%, 1/30/14 (Purchased on 11/01/13 to be repurchased at $4,503,825, collateralized by various U.S. government sponsored agency obligations, 7.54% to 24.68% due from 6/25/35 to 11/25/40, aggregate original par and fair value of $4,520,000 and $4,819,391, respectively)	4,500	4,500,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $4,819,391)		4,500,000
Deutsche Bank Securities, Inc., 0.02%, 1/02/14 (Purchased on 12/31/13 to be repurchased at $5,000,006, collateralized by various U.S. government sponsored agency obligations, 0.00% to 7.13% due from 3/13/14 to 6/05/36, aggregate original par and fair value of $6,161,000 and $5,100,842, respectively)	5,000	5,000,000
Deutsche Bank Securities, Inc., 0.03%, 1/02/14 (Purchased on 12/31/13 to be repurchased at $9,272,015, collateralized by Ginnie Mae Bond, 2.75% due at 11/16/37, original par and fair value of $14,730,118 and $9,921,041, respectively)	9,272	9,272,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $15,021,883)		14,272,000
Mizuho Securities USA, 0.02%, 1/02/14 (Purchased on 12/31/13 to be repurchased at $10,000,011, collateralized by various U.S. government sponsored agency and U.S. Treasury obligations, 0.00% to 6.43% due from 1/09/14 to 9/16/40, aggregate original par and fair value of $158,429,499 and $10,883,196, respectively)	10,000	10,000,000
Mizuho Securities USA, 1.11%, 2/03/14 (e) (Purchased on 3/04/13 to be repurchased at $15,155,400, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.33% to 6.48% due from 2/25/37 to 8/20/41, aggregate original par and fair value of $136,646,569 and $16,729,120, respectively)	15,000	15,000,000
Total Value of Mizuho Securities USA (collateral value of $27,612,316)		25,000,000

BLACKROCK FUNDS	DECEMBER 31, 2013	3

Schedule of Investments (concluded)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities, LLC, 0.47%, 1/07/14 (Purchased on 10/01/13 to be repurchased at $8,010,236, collateralized by various corporate/debt and U.S. government sponsored agency obligations, 0.00% to 8.15% due from 4/15/17 to 2/10/51, aggregate original par and fair value of $9,515,599 and $8,632,389, respectively)	$8,000	$8,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $8,632,389)		8,000,000
Total Repurchase Agreements — 4.7%		76,772,000
Total Investments (Cost — $1,616,302,209*) — 100.0%		1,616,302,209
Other Assets Less Liabilities — 0.0%		288,849

Net Assets — 100.0%		$1,616,591,058

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a US branch of a foreign domiciled bank.

(c)	Rate shown reflects the discount rate at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,616,302,209	—	$1,616,302,209

[1]	See above Schedule of Investments for values in each security type.

The carrying amount for certain of the Fund’s assets approximates fair value for financial reporting purposes. As of December 31, 2013, cash of $498 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2013.

4	BLACKROCK FUNDS	DECEMBER 31, 2013

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.09%, 1/02/14	$5,000	$5,000,000
0.08%, 1/09/14	3,000	2,999,951
0.07%, 1/16/14	6,000	5,999,848
0.08%, 1/16/14	5,000	4,999,854
0.07%, 1/30/14	13,000	12,999,343
0.07%, 3/06/14	6,000	5,999,317
0.05%, 3/13/14	10,000	9,999,125
0.04%, 4/03/14	3,000	2,999,678
0.06%, 4/10/14	17,000	16,997,169
0.13%, 4/24/14	19,949	19,941,514
0.09%, 5/15/14	5,000	4,998,291
0.10%, 5/22/14	3,000	2,998,833
0.10%, 6/05/14	3,600	3,598,460
0.09%, 6/19/14	6,000	5,997,480
0.09%, 7/03/14	18,000	17,991,952
U.S. Treasury Notes:
1.00%, 1/15/14	2,000	2,000,573
0.25%, 1/31/14	14,500	14,501,505
1.25%, 2/15/14	5,000	5,006,909
0.25%, 2/28/14	8,764	8,765,665
0.25%, 4/30/14	8,200	8,202,949
1.00%, 5/15/14	4,000	4,012,669
0.25%, 5/31/14	11,620	11,626,428
0.63%, 7/15/14	5,200	5,213,381
Total U.S. Treasury Obligations — 48.5%		182,850,894

Repurchase Agreements
Barclays Capital, Inc., 0.01%, 1/07/14 (Purchased on 12/31/13 to be repurchased at $4,950,010, collateralized by U.S. Treasury Notes, 0.25% to 2.38% due from 10/31/15 to 6/30/18, aggregate original par and fair value of $4,885,800 and $5,049,037, respectively)	4,950	4,950,000
Total Value of Barclays Capital, Inc. (collateral value of $5,049,037)		4,950,000
BNP Paribas Securities Corp., 0.07%, 1/07/14 (b) (Purchased on 12/04/13 to be repurchased at $10,001,750, collateralized by U.S. Treasury Note, 1.00% due at 8/31/16, original par and fair value of $10,071,700 and $10,200,065, respectively)	10,000	10,000,000
BNP Paribas Securities Corp., 1.00%, 1/02/14 (Purchased on 12/31/13 to be repurchased at $8,000,002, collateralized by U.S. Treasury Note, 0.63% due at 8/15/16, original par and fair value of $8,138,500 and $8,160,098, respectively)	8,000	8,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $18,360,163)		18,000,000
Citigroup Global Markets, Inc., 0.03%, 1/07/14 (Purchased on 12/31/13 to be repurchased at $2,825,016, collateralized by U.S. Treasury Note, 0.38% due at 6/15/15, original par and fair value of $2,875,187 and $2,881,500, respectively)	2,825	2,825,000

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.01%, 1/02/14 (Purchased on 12/31/13 to be repurchased at $39,000,022, collateralized by various U.S. Treasury obligations, 0.63% to 1.13% due from 8/15/16 to 1/15/21, aggregate original par and fair value of $38,170,000 and $39,780,055, respectively)	$39,000	$39,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $42,661,555)		41,825,000
Credit Suisse Securities (USA) LLC, 1.00%, 1/02/14 (Purchased on 12/31/13 to be repurchased at $15,000,004, collateralized by U.S. Treasury Note, 1.75% due at 1/31/14, original par and fair value of $15,175,000 and $15,304,380, respectively)	15,000	15,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $15,304,380)		15,000,000
Deutsche Bank Securities, Inc., 0.03%, 1/07/14 (b) (Purchased on 10/02/13 to be repurchased at $6,000,525, collateralized by U.S. Treasury Notes, 0.63% to 1.75% due from 5/31/17 to 5/15/23, aggregate original par and fair value of $6,196,200 and $6,120,071, respectively)	6,000	6,000,000
Deutsche Bank Securities, Inc., 0.07%, 1/07/14 (b) (Purchased on 12/02/13 to be repurchased at $9,101,628, collateralized by various U.S. Treasury obligations, 0.00% to 1.75% due from 9/30/17 to 2/15/42, aggregate original par and fair value of $14,704,200 and $9,282,009, respectively)	9,100	9,100,000
Deutsche Bank Securities, Inc., 0.02%, 1/02/14 (Purchased on 12/31/13 to be repurchased at $6,000,007, collateralized by U.S. Treasury Note, 1.75% due at 5/15/23, original par and fair value of $6,756,400 and $6,120,040, respectively)	6,000	6,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $21,522,120)		21,100,000
Goldman Sachs & Co., 0.06%, 1/07/14 (b) (Purchased on 12/03/13 to be repurchased at $20,001,167, collateralized by U.S. Treasury Inflation Indexed Note, 0.13% due at 4/15/18, original par and fair value of $19,785,700 and $20, 400, 003, respectively)	20,000	20,000,000
Total Value of Goldman Sachs & Co. (collateral value of $20,400,003)		20,000,000
HSBC Securities (USA) Inc., 0.02%, 1/07/14 (Purchased on 12/31/13 to be repurchased at $13,790,054, collateralized by U.S. Treasury Strips, 0.00% due from 11/15/30 to 2/15/33, aggregate original par and fair value of $28,734,913 and $14,066,151, respectively)	13,790	13,790,000

BLACKROCK FUNDS	DECEMBER 31, 2013	5

Schedule of Investments (continued)	BlackRock U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA) Inc., 0.01%, 1/02/14 (Purchased on 12/31/13 to be repurchased at $20,000,011, collateralized by U.S. Treasury Strips, 0.00% due from 8/15/24 to 11/15/30, aggregate original par and fair value of $31,442,266 and $20,400,418, respectively)	$20,000	$20,000,000
Total Value of HSBC Securities (USA) Inc. (collateral value of $34,466,569)		33,790,000
JPMorgan Securities LLC, 0.00%, 1/02/14 (Purchased on 12/31/13 to be repurchased at $10,000,001, collateralized by U.S. Treasury Strips, 0.00% due from 2/15/28 to 8/15/37, aggregate original par and fair value of $17,385,000 and $10,201,008, respectively)	10,000	10,000,000
Total Value of JPMorgan Securities LLC (collateral value of $10,201,008)		10,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.00%, 1/02/14 (Purchased on 12/31/13 to be repurchased at $8,000,002, collateralized by U.S. Treasury Strips, 0.00% due from 8/15/25 to 8/15/25, aggregate original par and fair value of $12,204,425 and $8,160,001, respectively)	8,000	8,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $8,160,001)		8,000,000

Repurchase Agreements	Par (000)	Value
Morgan Stanley & Co. LLC, 0.01%, 1/02/14 (Purchased on 12/31/13 to be repurchased at $21,000,012, collateralized by various U.S. Treasury obligations, 1.88% to 4.25% due from 2/28/14 to 11/15/40, aggregate original par and fair value of $20,149,600 and $21,420,038, respectively)	$21,000	$21,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $21,420,038)		21,000,000
UBS Securities LLC, 0.01%, 1/02/14 (Purchased on 12/31/13 to be repurchased at $10,075,006, collateralized by various U.S. Treasury obligations, 0.75% to 2.13% due from 2/28/18 to 2/15/40, aggregate original par and fair value of $8,354,400 and $10,276,539, respectively)	10,075	10,075,000
Total Value of UBS Securities LLC (collateral value of $10,276,539)		10,075,000
Total Repurchase Agreements — 54.1%		203,740,000
Total Investments (Cost — $386,590,894*) — 102.6%		386,590,894
Liabilities in Excess of Other Assets — (2.6)%		(9,898,054)

Net Assets — 100.0%		$376,692,840

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rate shown reflects the discount rate at the time of purchase.

(b)	Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

6	BLACKROCK FUNDS	DECEMBER 31, 2013

Schedule of Investments (concluded)	BlackRock U.S. Treasury Money Market Portfolio

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$386,590,894	—	$386,590,894

[1]	See above Schedule of Investments for values in each security type.

The carrying amount for certain of the Fund’s assets approximates fair value for financial reporting purposes. As of December 31, 2013, cash of $565 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2013.

BLACKROCK FUNDS	DECEMBER 31, 2013	7

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 1.9%
Phoenix Civic Improvement Corp. RB Series 2009B MB, 4.00%, 7/01/14	$100	$101,852
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC), 0.04%, 1/07/14 (a)	200	200,000
Salt River Pima-Maricopa Indian Community RB Series 2006 VRDN (Bank of America N.A. LOC), 0.04%, 1/07/14 (a)	2,005	2,005,000

		2,306,852
Arkansas — 0.4%
Arkansas State University RB (Jonesboro Campus Project) Series 2013 MB, 1.00%, 3/01/14	385	385,307
Springdale Sales & Use Tax RB Series 2013 MB, 2.00%, 7/01/14	100	100,863

		486,170
California — 7.9%
California Health Facilities Financing Authority RB (Lucile Packard Childrens Hospital Project) Municipal Trust Receipts Floaters Series 2012A-4726 VRDN (Bank of America N.A. SBPA), 0.09%, 1/07/14 (a)(b)(c)	520	520,000
California Health Facilities Financing Authority RB (Scripps Health Project) Series 2008E VRDN (Bank of America N.A. LOC), 0.05%, 1/07/14 (a)	1,100	1,100,000
California RB Series 2013A-2 RAN, 2.00%, 6/23/14	500	504,162
Chino Basin Regional Financing Authority RB (Inland Empire Utility Project) Series 2008B VRDN (Union Bank N.A. LOC), 0.04%, 1/07/14 (a)	1,000	1,000,000
Fontana Unified School District GO PUTTERS Series 2008-2668 VRDN (AGM Insurance, JPMorgan Chase Bank N.A. SBPA), 0.14%, 1/07/14 (a)(b)(c)	500	500,000
Sacramento Financing Authority RB (Master Lease Program Facilities Project) Municipal Trust Receipts Floaters Series 2011E-4698 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.14%, 1/07/14 (a)(b)(c)	5,760	5,760,000

		9,384,162
Connecticut — 1.8%
Connecticut Housing Finance Authority RB (Housing Mortgage Finance Project) Series 2005D-4 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.05%, 1/07/14 (a)	1,900	1,900,000
Stafford Township GO Series 2013 BAN, 1.00%, 8/05/14	210	210,874

		2,110,874
District of Columbia — 0.2%
District of Columbia Water & Sewer Authority Public Utility RB (Financial Guarantee Insurance Company Project) Eagle Trust Receipts Series 2007A VRDN (Citibank N.A. SBPA), 0.09%, 1/07/14 (a)(b)(c)	200	200,000
Florida — 2.7%
Lee Memorial Health System RB SPEARS Series 2011-1016 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.11%, 1/07/14 (a)(b)(c)	3,200	3,200,000

Municipal Bonds	Par (000)	Value
Georgia — 1.3%
Atlanta Department of Aviation RB Series 2010B MB, 5.00%, 1/01/14	$700	$700,000
Meriwether County IDRB (Crown Technology LLC Project) Series 2010 AMT VRDN (Federal Home Loan Bank LOC), 0.15%, 1/07/14 (a)	810	810,000

		1,510,000
Illinois — 6.4%
Chicago GO SPEARS Series 2007A-DBE-494 VRDN (Deutsche Bank A.G. LOC, Deutsche Bank A.G. SBPA), 0.21%, 1/07/14 (a)(b)(c)	290	290,000
Chicago GO SPEARS Series 2011A-DBE-1212 VRDN (Deutsche Bank A.G. Guaranty, AGM Insurance, Deutsche Bank A.G. SBPA), 0.15%, 1/07/14 (a)(b)(c)	100	100,000
Chicago Waterworks RB (Second Lien Project) Sub-Series 2000-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.25%, 1/02/14 (a)	2,700	2,700,000
Illinois Finance Authority RB (Northwestern University Project) Series 2004A MB, 1.75%, 3/03/14	900	903,113
Illinois Finance Authority RB (Northwestern University Project) Series 2004B MB, 1.75%, 3/03/14	1,625	1,628,985
Illinois Finance Authority RB (Riverside Health Systems Project) Series 1996B VRDN (JPMorgan Chase Bank N.A. LOC), 0.05%, 1/07/14 (a)	1,335	1,335,000
Illinois Finance Authority RB (University of Chicago Project) Series 1998 MB, 3.38%, 2/03/14	100	100,267
Illinois Finance Authority RB SPEARS (OSF Healthcare System Project) Series 2012DBE-1115 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.09%, 1/07/14 (a)(b)(c)	250	250,000
Illinois Sales Tax RB Series 2004 MB, 5.00%, 6/15/14	300	306,411

		7,613,776
Indiana — 1.1%
Indiana Finance Authority RB (Lease Appropriation Project) Series 2007A-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.04%, 1/02/14 (a)	900	900,000
Indiana Transportation Finance Authority RB Series 2004B MB, 5.50%, 12/01/14	200	209,461
Indianapolis Local Public Improvement Bond Bank RB (Circle Block Project) Series 2004C MB, 5.25%, 4/01/14	200	202,447

		1,311,908
Iowa — 2.9%
Des Moines GO Series 2013A MB, 2.00%, 6/01/14	500	504,960
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.14%, 1/07/14 (a)	2,600	2,600,000
Iowa Higher Education Loan Authority RB (Privilege College Des Moines Project) Series 2004 VRDN (BMO Harris Bank N.A. LOC), 0.06%, 1/02/14 (a)	400	400,000

		3,504,960
Kansas — 1.5%
Leawood GO Series 2013-1, 1.25%, 9/01/14	1,800	1,811,863

8	BLACKROCK FUNDS	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Kentucky — 0.7%
Louisville & Jefferson County Metropolitan Sewer District RB Series 2013 BAN, 2.00%, 11/26/14	$800	$811,599
Louisiana — 3.3%
Bossier Parish School Board GO Series 2013 MB, 3.00%, 3/01/14	200	200,863
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008B VRDN, 0.06%, 1/07/14 (a)	1,700	1,700,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2010 VRDN, 0.06%, 1/07/14 (a)	2,000	2,000,000

		3,900,863
Maryland — 3.4%
Maryland Community Development Administration RB (Residential Project) Series 2007 VRDN (TD Bank N.A. SBPA), 0.07%, 1/07/14 (a)	3,000	3,000,000
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.21%, 1/07/14 (a)	1,000	1,000,000

		4,000,000
Massachusetts — 0.1%
Massachusetts School Building Authority RB Series 2009A MB, 4.00%, 5/15/14	175	177,440
Michigan — 3.8%
Michigan Housing Development Authority RB (Rental Housing Revenue Project) Series 2008A AMT VRDN (JPMorgan Chase Bank N.A. SBPA), 0.21%, 1/02/14 (a)	2,400	2,400,000
Michigan Strategic Fund RB (Hindu Temple Project) Series 2009 VRDN (Comerica Bank LOC), 0.06%, 1/02/14 (a)	1,650	1,650,000
Michigan Strategic Fund RB (Mans LLC Project) Series 2012 VRDN (Comerica Bank LOC), 0.16%, 1/07/14 (a)	500	500,000

		4,550,000
Minnesota — 0.1%
Minneapolis Health Care System Revenue Authority RB (Fairview Health Services Project) RBC Municipal Products, Inc. Trust Series 2010C-E-19 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 1/07/14 (a)(b)(c)	100	100,000
Mississippi — 0.1%
De Soto County School District GO Series 2012 MB, 3.00%, 5/01/14	100	100,903
Missouri — 3.1%
Missouri State Health & Educational Facilities Authority RB (St. Louis University Project) Series 2008B1 VRDN (Barclays Bank PLC LOC), 0.04%, 1/02/14 (a)	1,900	1,900,000
Taney County IDRB (Keeter Heights Project) Series 2006 AMT VRDN (U.S. Bank N.A. LOC), 0.11%, 1/07/14 (a)	1,745	1,745,000

		3,645,000
Nevada — 2.0%
Clark County Airport System Junior Subordinate Lien RB Series 2013C-2, 2.00%, 7/01/14	2,400	2,419,648

Municipal Bonds	Par (000)	Value
New Hampshire — 0.5%
Nashua City GO Series 2013 MB, 4.00%, 4/01/14	$585	$590,335
New Jersey — 8.3%
Cape May County GO Series 2013 BAN, 1.00%, 8/29/14	200	200,860
Cape May GO Series 2013, 1.00%, 7/18/14	500	501,557
Delran Township GO Series 2013A BAN, 1.00%, 11/07/14	1,100	1,103,324
East Hanover Township GO Series 2013A BAN, 1.00%, 8/21/14	200	200,604
Fort Lee GO Series 2013 BAN, 1.00%, 11/26/14	300	301,608
Galloway Township GO Series 2013A, 1.00%, 12/18/14	600	603,317
Marlboro Township GO Series 2013 BAN, 1.00%, 6/11/14	400	400,942
New Jersey RB Series 2013C TRAN, 2.00%, 6/26/14	5,900	5,946,827
Rumson Borough GO Series 2013A BAN, 0.75%, 9/03/14	114	113,619
Toms River Township GO Series 2013, 1.50%, 6/26/14	200	201,151
West Orange Township GO Series 2013 BAN, 1.00%, 5/20/14	360	360,826

		9,934,635
New Mexico — 0.1%
New Mexico Finance Authority RB (Transportation Refunding Project) Series 2010 MB, 3.00%, 6/15/14	100	101,237
New York — 3.2%
Nassau County IDA RB (Clinton Plaza Senior Housing Project) Series 2004 VRDN (Fannie Mae Guaranty), 0.07%, 1/07/14 (a)	250	250,000
New York City Municipal Water Finance Authority RB (2nd General Fiscal Resolution Project) Series 2013 VRDN (Mizuho Corporate Bank Ltd. SBPA), 0.02%, 1/02/14 (a)	2,300	2,300,000
Patchogue-Medford Union Free School District GO Series 2013 TAN (State Aid Withholding Insurance), 1.00%, 6/20/14	700	702,203
South Country Central School District of Brookhaven GO Series 2013 TAN, 0.75%, 6/26/14	500	501,029

		3,753,232
North Carolina — 1.5%
North Carolina GO (Public Improvements Project) Series 2004A MB, 5.00%, 3/01/14	700	705,337
North Carolina RB (Annual Appropriation Project) Series 2009A MB, 3.00%, 5/01/14	125	126,108
Raleigh Durham Airport Authority RB Series 2008C VRDN (Royal Bank of Canada LOC), 0.04%, 1/07/14 (a)	900	900,000

		1,731,445
Ohio — 5.8%
Lebanon GO Series 2013 BAN, 1.00%, 4/24/14	525	526,123
New Albany GO Series 2013 BAN, 1.00%, 7/31/14	200	200,816
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2002A VRDN (Wells Fargo Bank N.A. SBPA), 0.02%, 1/02/14 (a)	3,800	3,800,000

BLACKROCK FUNDS	DECEMBER 31, 2013	9

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio (concluded)
Ohio Higher Educational Facility Commission RB (Case Western University Project) Series 2001A VRDN (Wells Fargo Bank N.A. SBPA), 0.02%, 1/02/14 (a)	$1,820	$1,820,000
Ohio Higher Educational Facility Commission RB (Cleveland Clinic Health System Obligations Project) Series 2013A-2 MB, 0.09%, 1/01/14 (a)	500	500,000

		6,846,939
Oregon — 0.2%
Portland Sewer System RB (First Lien Project) Series 2007A MB, 5.00%, 6/01/14	250	255,692
Pennsylvania — 11.5%
Allegheny County Hospital Development Authority RBC Municipal Products, Inc. Trust (University of Pittsburgh Medical Center Project) Series 2010E-16 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 1/07/14 (a)(b)(c)	1,100	1,100,000
Berks County IDRB (Zenith Properties LP Project) Series 2006 VRDN (Wells Fargo Bank N.A. LOC), 0.26%, 1/07/14 (a)	5,390	5,390,000
Central Bradford Progress Authority RB (Robert Packer Hospital Project) RBC Municipal Products, Inc. Trust Series 2011C-14 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 1/07/14 (a)(b)(c)	1,900	1,900,000
Chester County Health & Education Facilities Authority RB (AICUP Financing Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.08%, 1/07/14 (a)	1,000	1,000,000
Pennsylvania GO PUTTERS Series 2013-2-4428 VRDN, 0.07%, 1/07/14 (a)(b)(c)	1,500	1,500,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2011 VRDN (Wells Fargo Bank N.A. SBPA), 0.03%, 1/02/14 (a)	2,065	2,065,000
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 1/07/14 (a)	700	700,000

		13,655,000
Rhode Island — 0.2%
Cumberland GO Series 2013, 1.00%, 6/12/14	200	200,440
Tennessee — 0.6%
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.08%, 1/07/14 (a)	420	420,000
Williamson County GO (County District Project) Series 2010A MB, 3.00%, 3/01/14	340	341,550

		761,550
Texas — 2.1%
Fort Worth GO Series 2012 MB, 5.00%, 3/01/14	1,030	1,037,828

Municipal Bonds	Par (000)	Value
Texas (concluded)
Texas Tollway Authority RB SPEARS Series 2008DB-626 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.07%, 1/07/14 (a)(b)(c)	$1,400	$1,400,000
University of Texas RB (Financing System Project) Series 2006B MB, 5.00%, 8/15/14	100	102,938

		2,540,766
Utah — 2.6%
Utah GO Municipal Trust Receipts Floaters Series 2009-2987 VRDN (Morgan Stanley Bank SBPA), 0.08%, 1/07/14 (a)(b)(c)	3,050	3,050,000
Utah GO Series 2004A MB, 5.00%, 7/01/14	65	66,526

		3,116,526
Virginia — 0.8%
Fairfax County IDA RB (Inova Health Systems Project) Series 2012 VRDN 7 Month Window, 0.14%, 7/29/14 (a)	1,000	1,000,000
Wisconsin — 5.5%
Wisconsin Health & Educational Facilities Authority RB (Ascension Health Alliance Senior Credit Group Project) Series 2013B VRDN, 0.12%, 7/29/14 (a)	585	585,000
Wisconsin Petroleum Inspection Fee Series 2013 TECP, 0.13%, 3/05/14	6,000	6,000,000

		6,585,000
Total Municipal Bonds — 87.6%		104,218,815

Closed-End Investment Companies (a)(b)
Multi-State — 5.5%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.13%, 1/07/14	5,500	5,500,000
Nuveen Municipal Market Opportunities Fund, Inc. Series 2010-3509-1 VRDP (Deutsche Bank A.G. Liquidity Facility), 0.18%, 1/07/14	1,000	1,000,000
New Jersey — 6.7%
Nuveen New Jersey Investment Quality Municipal Fund, Inc. Series 2013S VRDP (Royal Bank of Canada Liquidity Facility), 0.14%, 1/07/14	6,000	6,000,000
Nuveen New Jersey Premium Income Municipal Fund, Inc. Series 2012B-3 VRDP (Royal Bank of Canada Liquidity Facility), 0.14%, 1/07/14	2,000	2,000,000
Total Closed-End Investment Companies — 12.2%		14,500,000
Total Investments (Cost — $118,718,815*) — 99.8%		118,718,815
Other Assets Less Liabilities — 0.2%		206,646

Net Assets — 100.0%		$118,925,461

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

10	BLACKROCK FUNDS	DECEMBER 31, 2013

Schedule of Investments (concluded)	BlackRock Municipal Money Market Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$118,718,815	—	$118,718,815
[1] See above Schedule of Investments for values in each state.

The carrying amount for certain of the Fund’s assets approximates fair value for financial reporting purposes. As of December 31, 2013, cash of $83,809 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2013.

BLACKROCK FUNDS	DECEMBER 31, 2013	11

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 88.9%
Avalon Borough GO Series 2013 BAN, 1.00%, 2/27/14	$600	$600,577
Branchburg Township GO Series 2013 BAN, 1.00%, 10/09/14	695	698,263
Cape May GO Series 2013, 1.00%, 7/18/14	200	200,623
Colts Neck Township GO Series 2013A BAN, 1.00%, 2/25/14	500	500,360
Delaware River Port Authority RB Series 2008B VRDN (TD Bank N.A. LOC), 0.04%, 1/07/14 (a)	2,600	2,600,000
Delran Township GO Series 2013A BAN, 1.00%, 11/07/14	1,200	1,203,628
Dumont GO Series 2013 BAN, 1.00%, 6/25/14	530	531,105
East Hanover Township GO Series 2013 BAN, 1.25%, 11/25/14	400	402,494
Essex County Improvement Authority RB (Pooled Governmental Loan Program Project) Series 1986 VRDN (Wells Fargo Bank N.A. LOC), 0.04%, 1/07/14 (a)	3,020	3,020,000
Fort Lee GO Series 2013 BAN, 1.00%, 11/26/14	300	301,608
Franklin Lakes GO Series 2013 BAN, 1.00%, 10/24/14	660	663,664
Gloucester County GO Series 2013 MB, 1.00%, 3/01/14	100	100,096
Hawthorne GO Series 2013 BAN, 1.50%, 10/31/14	300	302,095
Hillsborough Township GO Series 2013B BAN, 1.00%, 12/12/14	370	371,036
Lower Township GO Series 2013A BAN, 1.00%, 8/07/14	600	601,166
Marlboro Township GO Series 2013 BAN, 1.00%, 6/11/14	100	100,235
Mendham Township GO Series 2013 BAN, 1.00%, 5/22/14	100	100,214
Metuchen GO Series 2013 BAN, 1.00%, 2/28/14	625	625,414
Montville Township GO Series 2013 BAN, 1.25%, 10/10/14	200	201,140
New Jersey Clipper Tax-Exempt Certificate Trust RB Series 2009-31 VRDN (State Street Bank & Trust Co. Credit Agreement, State Street Bank & Trust Co. SBPA), 0.06%, 1/07/14 (a)(b)(c)	1,700	1,700,000
New Jersey Economic Development Authority PCRB (Exxon Project) Series 1989 VRDN, 0.01%, 1/02/14 (a)	1,850	1,850,000
New Jersey Economic Development Authority RB (Hamilton Industrial Development Project) Series 1998 VRDN (Wells Fargo Bank N.A. LOC), 0.21%, 1/07/14 (a)	750	750,000
New Jersey Economic Development Authority RB (Morris Museum Project) Series 2006 VRDN (JPMorgan Chase Bank N.A. LOC), 0.07%, 1/07/14 (a)	3,720	3,720,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 1/07/14 (a)	1,145	1,145,000
New Jersey Economic Development Authority RB (Paddock Realty LLC Project) Series 2006 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.21%, 1/07/14 (a)	900	900,000
New Jersey Economic Development Authority RB (Pennington Montessori School Project) Series 1999 VRDN (Wells Fargo Bank N.A. LOC), 0.16%, 1/07/14 (a)	760	760,000

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Environmental Infrastructure Trust RB Municipal Trust Receipts Floaters Series 2012A-R-4729 VRDN (Bank of America N.A. SBPA), 0.05%, 1/07/14 (a)(b)(c)	$1,515	$1,515,000
New Jersey Health Care Facilities Financing Authority RB (Hospital Capital Asset Financing Project) Series 1985A VRDN (JPMorgan Chase Bank N.A. LOC), 0.07%, 1/07/14 (a)	1,200	1,200,000
New Jersey Health Care Facilities Financing Authority RB (RWJ Health Care Corp. Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.04%, 1/07/14 (a)	5,060	5,060,000
New Jersey Higher Education Assistance Authority Student Loan RBC Municipal Products, Inc. Trust Series 2008L-36 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.16%, 1/07/14 (a)(c)	700	700,000
New Jersey Housing & Mortgage Finance Agency RB (Single Family Housing Project) Series 2005Q VRDN (Barclays Bank PLC SBPA), 0.05%, 1/07/14 (a)	1,100	1,100,000
New Jersey Transportation Trust Fund Authority RB SPEARS (Transportation System Project) Series 2007DB-447 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.07%, 1/07/14 (a)(b)(c)	6,000	6,000,000
New Jersey Turnpike Authority RB Municipal Trust Receipts Floaters Series 2013D-843 (Bank of America N.A. LOC, Bank of America N.A. SBPA), 0.11%, 1/07/14 (a)(b)(c)	1,050	1,050,000
Ocean City GO Series 2013 BAN, 1.00%, 3/07/14	500	500,313
Old Bridge GO Series 2013 BAN, 1.00%, 3/20/14	3,000	3,004,324
Ramsey School District GO Series 2013, 1.25%, 7/18/14	300	300,883
Union County Industrial Pollution Control Financing Authority PCRB (Exxon Mobil Corp. Project) Series 1989 VRDN, 0.01%, 1/02/14 (a)	1,405	1,405,000
Union Township GO Series 2013A BAN, 1.00%, 8/08/14	500	501,186
Vernon Township GO Series 2013 BAN, 1.25%, 3/28/14	310	310,503
Verona Township GO Series 2013 BAN, 1.00%, 7/25/14	500	501,724
West Orange Township GO (Tax Appeal Project) Series 2013, 1.25%, 12/18/14	500	503,102
West Orange Township GO Series 2013 BAN, 1.00%, 5/20/14	100	100,229
Westwood GO Series 2013 BAN, 1.00%, 5/02/14	700	701,098
Wood-Ridge GO Series 2013 BAN, 1.00%, 2/14/14	900	900,378
Total Municipal Bonds — 88.9%		49,302,458

12	BLACKROCK FUNDS	DECEMBER 31, 2013

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Closed-End Investment Companies (a)(b)	Par (000)	Value
New Jersey — 7.2%
Nuveen New Jersey Investment Quality Municipal Fund, Inc. Series 2013S VRDP (Royal Bank of Canada Liquidity Facility), 0.14%, 1/07/14	$2,000	$2,000,000
Nuveen New Jersey Premium Income Municipal Fund, Inc. Series 2012B-3 VRDP (Royal Bank of Canada Liquidity Facility), 0.14%, 1/07/14	2,000	2,000,000
Total Closed-End Investment Companies — 7.2%		4,000,000

Value
Total Investments (Cost — $53,302,458*) — 96.1%	$53,302,458
Other Assets Less Liabilities — 3.9%	2,151,857

Net Assets — 100.0%	$55,454,315

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-anual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$53,302,458	—	$53,302,458
[1] See above Schedule of Investments for values in the state.

The carrying amount for certain of the Fund’s assets approximates fair value for financial reporting purposes. As of December 31, 2013, cash of $1,110,967 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2013.

BLACKROCK FUNDS	DECEMBER 31, 2013	13

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock North Carolina Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina — 98.0%
Alamance County GO Series 2003 MB, 5.00%, 3/01/14	$500	$503,759
Asheville RB Series 2012 MB, 4.00%, 4/01/14	1,530	1,544,269
Buncombe County RB Series 2012 MB, 3.00%, 6/01/14	1,035	1,047,020
Cabarrus County GO (Public Improvements Project) Series 2006 MB, 4.25%, 3/01/14	500	503,188
Cabarrus County GO Series 2004 MB, 5.00%, 2/01/14	250	250,971
Cabarrus County RB (Installment Financing Contract Project) Series 2011 MB, 4.50%, 2/01/14	500	501,760
Charlotte GO Series 2013B MB, 2.00%, 1/01/14	150	150,000
Charlotte Water & Sewer System RB Series 2002B VRDN (Wells Fargo Bank N.A. SBPA), 0.05%, 1/07/14 (a)	2,200	2,200,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1149 VRDN (Bank of America N.A. SBPA), 0.08%, 1/07/14 (a)(b)(c)	3,045	3,045,000
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare System Project) Municipal Trust Receipts Floaters Series 2011-72C-A VRDN (Wells Fargo Bank N.A. SBPA), 0.18%, 1/07/14 (a)(b)(c)	9,600	9,600,000
Dare County RB Series 2012B MB, 2.00%, 6/01/14	600	604,362
Durham Capital Financing Corp. RB Series 2012 MB, 3.00%, 6/01/14	375	379,328
Forsyth County, 2.00%, 4/01/14	500	502,242
Lenoir County GO Series 2013 MB, 2.00%, 2/01/14	205	205,283
Mecklenburg County GO (Public Improvement Project) Series 2004A MB, 4.00%, 2/01/14	200	200,625
Mecklenburg County GO (WVRDB Refunding Project) Series 2009D VRDN 7 Month Window, 0.16%, 7/29/14 (a)	5,685	5,685,000
Mecklenburg County GO Series 2005C MB, 5.00%, 2/01/14	1,000	1,003,945
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.07%, 1/07/14 (a)	400	400,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Summit School, Inc. Project) Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.07%, 1/07/14 (a)	400	400,000
North Carolina Capital Facilities Finance Agency RB (Aquarium Society Project) Series 2004 VRDN (Bank of America N.A. LOC), 0.07%, 1/07/14 (a)	2,000	2,000,000

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
North Carolina Capital Facilities Finance Agency RB (Campbell University Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.07%, 1/07/14 (a)	$2,100	$2,100,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1992A VRDN, 0.04%, 1/07/14 (a)	1,015	1,015,000
North Carolina Educational Facilities Finance Agency RB (Elon College Project) Series 2000 VRDN (TD Bank N.A. LOC), 0.04%, 1/07/14 (a)	100	100,000
North Carolina GO (Highway Project) Series 2004 MB, 5.00%, 5/01/14	300	304,669
North Carolina GO (Public Improvements Project) Series 2004A MB, 5.00%, 3/01/14	345	347,631
North Carolina Medical Care Commission Health Care Facilities RBC Municipal Products, Inc. Trust (Duke University Health System Project) Series 2012-O-39 VRDN (Royal Bank of Canada SBPA), 0.06%, 1/07/14 (a)(b)(c)	1,400	1,400,000
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001B VRDN (BMO Harris Bank N.A. SBPA), 0.02%, 1/02/14 (a)	2,100	2,100,000
North Carolina Ports Authority RB Series 2008 VRDN (Branch Banking & Trust Co. LOC), 0.07%, 1/07/14 (a)	2,300	2,300,000
North Carolina RB (State Grant Antic Vehicle Project) Series 2009 MB, 5.00%, 3/01/14	100	100,735
North Carolina State University Raleigh RB Series 2003B VRDN (Bayerische Landesbank Girozentrale SBPA), 0.05%, 1/07/14 (a)	2,250	2,250,000
Orange County GO Series 2005B MB, 4.00%, 4/01/14	400	403,669
Raleigh Combined Enterprise System Revenue RB Series 2005 MB, 5.00%, 3/01/14	865	871,754
Raleigh Durham Airport Authority RB Series 2008C VRDN (Royal Bank of Canada LOC), 0.04%, 1/07/14 (a)	3,800	3,800,000
Raleigh RB Series 2009 VRDN 7 Month Window, 0.16%, 7/29/14 (a)	700	700,000
Rockingham County RB Series 2011 MB, 4.00%, 4/01/14	1,000	1,009,311
Sampson County COP Eclipse Funding Trust Series 2006-0160 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. SBPA), 0.06%, 1/07/14 (a)(b)(c)	2,000	2,000,000
Union County GO Series 2009C MB, 2.50%, 3/01/14	200	200,672
University of North Carolina at Chapel Hill RB Series 2001B VRDN, 0.04%, 1/07/14 (a)	2,525	2,525,000
Total Investments (Cost — $54,255,193*) — 98.0%		54,255,193
Other Assets Less Liabilities — 2.0%		1,105,319

Net Assets — 100.0%		$55,360,512

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

14	BLACKROCK FUNDS	DECEMBER 31, 2013

Schedule of Investments (concluded)	BlackRock North Carolina Municipal Money Market Portfolio

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$54,255,193	—	$54,255,193
[1] See above Schedule of Investments for values in the state.

The carrying amount for certain of the Fund’s assets approximates fair value for financial reporting purposes. As of December 31, 2013, cash of $5,508 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2013.

BLACKROCK FUNDS	DECEMBER 31, 2013	15

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio — 82.7%
Beachwood GO Series 2013 BAN, 1.00%, 8/06/14	$1,010	$1,014,286
Butler County GO Series 2013 BAN, 0.40%, 7/31/14	1,800	1,800,000
Cleveland Airport System RB Series 2008D VRDN (Bank of America N.A. LOC), 0.04%, 1/07/14 (a)	2,990	2,990,000
Cleveland Airport System RB Series 2009D VRDN (Bank of America N.A. LOC), 0.04%, 1/07/14 (a)	4,500	4,500,000
Cleveland Department of Public Utilities Division of Water RB Series 2011W MB, 4.00%, 1/01/14	800	800,000
Cleveland Waterworks RB Series 2008Q VRDN (The Bank of New York Mellon Corp. LOC), 0.06%, 1/07/14 (a)	1,300	1,300,000
Columbus Regional Airport Authority RB SPEARS Series 2007DB-488 VRDN (Deutsche Bank A.G. Credit Agreement, Deutsche Bank A.G. SBPA), 0.07%, 1/07/14 (a)(b)(c)	2,100	2,100,000
Columbus Sewerage System RB Municipal Trust Receipts Floaters Series 2008A-13 VRDN (Branch Banking & Trust Co. SBPA), 0.04%, 1/07/14 (a)(b)(c)	2,015	2,015,000
Columbus Sewerage System RB PUTTERS Series 2008-2456 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.07%, 1/07/14 (a)(b)(c)	200	200,000
Franklin County RB Municipal Trust Receipts Floaters Series 2011-21B VRDN (Barclays Bank PLC SBPA), 0.07%, 1/07/14 (a)(b)(c)	2,320	2,320,000
Independence GO Series 2013 BAN, 1.13%, 4/16/14	1,170	1,172,568
Lakewood GO Series 2013 BAN, 1.00%, 4/15/14	210	210,383
Lebanon GO Series 2013 BAN, 1.00%, 4/24/14	200	200,428
Mason GO (Building Acquisition Project) Series 2013 BAN, 1.25%, 12/16/14	855	863,043
Miamisburg GO Series 2013 BAN, 1.00%, 3/12/14	2,000	2,002,257
Montgomery County RB (Miami Valley Hospital Project) Series 2011B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.03%, 1/02/14 (a)	3,500	3,500,000
North Ridgeville GO Series 2013 BAN, 0.65%, 4/03/14	600	600,297
Ohio Air Quality Development Authority RB (Dayton Power & Light Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.07%, 1/07/14 (a)	2,000	2,000,000
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009C VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.05%, 1/07/14 (a)	1,000	1,000,000

Municipal Bonds	Par (000)	Value
Ohio (concluded)
Ohio GO (Common Schools Project) Series 2005A VRDN (Ohio Housing Authority Guaranty), 0.04%, 1/07/14 (a)	$2,965	$2,965,000
Ohio GO (Common Schools Project) Series 2005B VRDN (Ohio State SBPA), 0.04%, 1/07/14 (a)	2,900	2,900,000
Ohio GO (Common Schools Project) Series 2006C VRDN, 0.03%, 1/07/14 (a)	6,575	6,575,000
Ohio GO (Infrastructure Improvement Project) Series 2001B VRDN, 0.04%, 1/07/14 (a)	3,100	3,100,000
Ohio GO (Job Ready Site Development Project) Series 2013A MB, 2.00%, 11/01/14	620	628,970
Ohio Higher Educational Facilities Commission Series 2013OHHEFC TECP, 0.13%, 3/05/14	4,000	4,000,000
Ohio Higher Educational Facility Commission RB (Cleveland Clinic Health System Obligation Project) Series 2013 VRDN (Wells Fargo Bank N.A. SBPA), 0.02%, 1/02/14 (a)	9,450	9,450,000
Ohio Higher Educational Facility RB (Cleveland Clinic Project) Series 2008B-4 VRDN, 0.02%, 1/02/14 (a)	1,700	1,700,000
Ohio Higher Educational Facility RB (Ohio Dominican University Project) Series 2007 VRDN (JPMorgan Chase Bank N.A. LOC), 0.07%, 1/07/14 (a)	1,900	1,900,000
Ohio Housing Finance Agency Mortgage RB (Residential Mortgage-Backed Securities Project) Series 2006I AMT VRDN (Wells Fargo Bank N.A. SBPA), 0.09%, 1/07/14 (a)	900	900,000
Strongsville GO (Various Purposes Project) Series 2013 BAN, 1.00%, 10/21/14	1,785	1,794,952
Total Municipal Bonds — 82.7%		66,502,184

Closed-End Investment Companies
Ohio — 3.7%
Nuveen Ohio Quality Income Municipal Fund Series 1-1480 VRDP (Royal Bank of Canada Liquidity Facility), 0.15%, 1/07/14 (a)(b)	3,000	3,000,000
Total Investments (Cost — $69,502,184*) — 86.4%		69,502,184
Other Assets Less Liabilities — 13.6%		10,944,929

Net Assets — 100.0%		$80,447,113

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

16	BLACKROCK FUNDS	DECEMBER 31, 2013

Schedule of Investments (concluded)	BlackRock Ohio Municipal Money Market Portfolio

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$69,502,184	—	$69,502,184

[1]	See above Schedule of Investments for values in the state.

The carrying amount for certain of the Fund’s assets approximates fair value for financial reporting purposes. As of December 31, 2013, cash of $10,905,559 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2013.

BLACKROCK FUNDS	DECEMBER 31, 2013	17

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 95.2%
Abington Township GO Series 2013 MB, 2.00%, 5/15/14	$595	$598,709
Allegheny County Hospital Development Authority RBC Municipal Products, Inc. Trust (University of Pittsburgh Medical Center Project) Series 2010E-16 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 1/07/14 (a)(b)(c)	4,370	4,370,000
Allegheny County Port Authority RB (Transportation Project) Series 2011 MB, 4.00%, 3/01/14	490	492,820
Avon Grove School District GO Series 2010A MB, 2.00%, 8/15/14	100	100,989
Beaver County IDA RB (PA Electric Co. Project) Series 2005B VRDN (UBS A.G. LOC), 0.02%, 1/02/14 (c)	6,170	6,170,000
Berks County IDRB (Tray-Pak Corp. Project) Series 2001A AMT VRDN (Wells Fargo Bank N.A. LOC), 0.26%, 1/07/14 (c)	655	655,000
Blair County IDRB (Homewood at Martinsburg Project) Series 2004 VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 1/07/14 (c)	3,950	3,950,000
Catasauqua Area School District GO Series 2009 MB, 4.60%, 5/15/14	150	153,741
Central Bradford Progress Authority RB (Robert Packer Hospital Project) RBC Municipal Products, Inc. Trust Series 2011C-14 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 1/07/14 (a)(b)(c)	2,400	2,400,000
Central York School District GO Series 2009 MB, 2.50%, 2/15/14	325	325,814
Chartiers Houston School District GO Series 2009 MB, 4.20%, 3/01/14	400	402,476
Chester County GO Series 2009C MB, 2.50%, 7/15/14	310	313,580
Coatesville School District GO Series 2004 MB, 5.25%, 8/15/14	3,200	3,299,582
Cumberland County GO Series 2011 MB, 4.00%, 5/01/14	250	253,003
Cumberland County Municipal Authority RB (Presbyterian Homes Project) Series 2003B VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 1/07/14 (c)	7,430	7,430,000
Delaware County IDA RB (Covanta Energy Project) Series 2013 VRDN (Bank of America N.A. LOC), 0.08%, 1/07/14 (c)	2,815	2,815,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN, 0.06%, 1/07/14 (c)	1,900	1,900,000
Delaware River Port Authority RB Series 2008B VRDN (TD Bank N.A. LOC), 0.04%, 1/07/14 (c)	3,700	3,700,000
Delaware River Port Authority RB Series 2010A VRDN (Royal Bank of Canada LOC), 0.04%, 1/07/14 (c)	2,800	2,800,000
Delaware River Port Authority RB Series 2010B VRDN (Barclays Bank PLC LOC), 0.04%, 1/07/14 (c)	3,800	3,800,000
Downingtown Area School District GO Series 2011 MB, 4.00%, 4/01/14	250	252,258
Emmaus General Authority RB (Local Government Project) Series 1989B-32 VRDN (U.S. Bank N.A. LOC), 0.05%, 1/07/14 (c)	2,100	2,100,000
Emmaus General Authority RB (Local Government Project) Series 1989H-22 VRDN (U.S. Bank N.A. LOC), 0.05%, 1/07/14 (c)	1,000	1,000,000

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Emmaus General Authority RB Series 1989F-24 VRDN (U.S. Bank N.A. LOC), 0.05%, 1/07/14 (c)	$11,800	$11,800,000
Franklin County IDRB (Precast System Project) Series 2001A AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.21%, 1/07/14 (c)	1,160	1,160,000
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2002 VRDN (Northern Trust Co. SBPA), 0.01%, 1/02/14 (c)	500	500,000
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2005A VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 1/02/14 (c)	1,400	1,400,000
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2005C VRDN (TD Bank N.A. SBPA), 0.02%, 1/02/14 (c)	10,200	10,200,000
Geisinger Authority RB (Geisinger Health System Project) Series 2013 VRDN (TD Bank N.A. SBPA), 0.02%, 1/02/14 (c)	2,550	2,550,000
Great Valley School District GO Series 2013 MB, 2.00%, 2/15/14	125	125,251
Haverford Township School District GO Series 2009 VRDN (TD Bank N.A. LOC), 0.05%, 1/07/14 (c)	2,410	2,410,000
Lancaster Industrial Development Authority RB (Purple Cow Partners LLC Project) Series 2005 VRDN (US Bank N.A. LOC), 0.10%, 1/07/14 (c)	2,515	2,515,000
Lehigh County GO Series 2011 MB, 4.00%, 11/15/14	2,400	2,480,014
Lower Merion Township GO Series 2009 MB, 4.00%, 7/15/14	100	101,966
Lower Merion Township GO Series 2010A MB, 4.00%, 1/15/14	235	235,311
Lower Merion Township GO Series 2012A MB, 2.00%, 1/01/15	360	365,942
Lower Moreland Township School District GO Series 2009 MB, 4.00%, 2/15/14	150	150,648
Mechanicsburg Area School District GO Series 2009 MB, 3.00%, 8/15/14	100	101,634
Methacton School District GO Series 2012A MB, 0.45%, 9/15/14	400	400,195
Montgomery County IDA RB (Girl Scouts Southeastern Pennsylvania Project) Series 2000 VRDN (TD Bank N.A. LOC), 0.06%, 1/07/14 (c)	555	555,000
Northampton County IDRB (Trent Family Partnership Project) Series 2002 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.26%, 1/07/14 (c)	1,175	1,175,000
Owen J. Roberts School District GO Series 2013 MB, 1.00%, 5/15/14	490	491,293
Palmyra Area School District GO Series 2013 MB (State Aid Withholding Insurance), 2.00%, 5/01/14	175	175,986
Penn Trafford School District GO Series 2008 MB, 3.25%, 5/01/14	250	252,295
Pennsbury School District GO Series 2013A MB (State Aid Withholding Insurance), 1.00%, 8/01/14	235	235,982
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007-3-58 VRDN (State Street Bank & Trust Co. SBPA), 0.06%, 1/07/14 (a)(b)(c)	27,685	27,685,000

18	BLACKROCK FUNDS	DECEMBER 31, 2013

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority RB (Convention Center Project) Series 2010 MB, 5.00%, 6/15/14	$3,375	$3,446,346
Pennsylvania Economic Development Financing Authority RB (Evergreen Community Power Facility Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.21%, 1/07/14 (c)	13,600	13,600,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations, Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.36%, 1/07/14 (c)	3,600	3,600,000
Pennsylvania GO Series 2002 MB, 5.50%, 2/01/14	540	542,298
Pennsylvania GO Series 2004-3 MB, 5.00%, 9/01/14	325	335,072
Pennsylvania GO Series 2007A-2 MB, 3.45%, 8/01/14	150	152,847
Pennsylvania GO Series 2010A-1 MB, 5.00%, 2/15/14	110	110,577
Pennsylvania GO Series 2010A-2 MB, 5.00%, 5/01/14	280	284,307
Pennsylvania GO Series 2012-1 MB, 5.00%, 7/01/14	200	204,708
Pennsylvania Higher Educational Facilities Authority RB (Drexel University Project) Series 2000 VRDN (JPMorgan Chase Bank, N.A. LOC), 0.04%, 1/07/14 (c)	1,500	1,500,000
Pennsylvania Higher Educational Facilities Authority RB (Drexel University Project) Series 2005B (JPMorgan Chase Bank N.A. Liquidity Agreement), 0.02%, 1/02/14 (c)	1,605	1,605,000
Pennsylvania Higher Educational Facilities Authority RB (Gwynedd Mercy College Project) Series 2007-P1 VRDN (TD Bank N.A. LOC), 0.05%, 1/07/14 (c)	1,300	1,300,000
Pennsylvania Higher Educational Facilities Authority RB (State System Higher Education Project) Series 2009AJ MB, 5.00%, 6/15/14	1,300	1,328,072
Pennsylvania Higher Educational Facilities Authority RB (State System of Higher Education Project) Series 2007A, 5.00%, 6/15/14	100	102,021
Pennsylvania Higher Educational Facilities Authority RB (Temple University Project) Series 2006 MB, 5.00%, 4/01/14	550	556,222
Pennsylvania Higher Educational Facilities Authority RB PUTTERS (Trustees of the University of Pennsylvania Project) Series 2008-2844 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.07%, 1/07/14 (a)(b)(c)	1,605	1,605,000
Pennsylvania Higher Educational Facilities Authority RB Series 2008AH MB, 5.00%, 6/15/14	125	127,653
Pennsylvania Higher Educational Facilities Authority RB Series 2013AO-1 MB, 5.00%, 6/15/14	210	214,265
Pennsylvania Housing Finance Agency RB (Single Family Mortgage Project) Series 2002-75A VRDN (Barclays Bank PLC SBPA), 0.06%, 1/07/14 (c)	4,565	4,565,000
Pennsylvania Housing Finance Agency RB Series 2004-81C VRDN (Royal Bank of Canada SBPA), 0.05%, 1/07/14 (c)	450	450,000
Pennsylvania Housing Finance Agency RB Series 2004-83B AMT VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.07%, 1/07/14 (c)	2,300	2,300,000

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Housing Finance Agency RB Series 2004-83C AMT VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.07%, 1/07/14 (c)	$7,615	$7,615,000
Pennsylvania Housing Finance Agency RB Series 2006-93-B AMT VRDN (JPMorgan Chase Bank N.A. SBPA), 0.08%, 1/02/14 (c)	2,100	2,100,000
Pennsylvania Housing Finance Agency RB Series 2007-98C AMT VRDN (JPMorgan Chase Bank N.A. SBPA), 0.08%, 1/02/14 (c)	4,215	4,215,000
Pennsylvania Housing Finance Agency RB Series 2007-99-C AMT VRDN (JPMorgan Chase Bank N.A. SBPA), 0.08%, 1/02/14 (c)	3,000	3,000,000
Pennsylvania Intergovernmental Cooperation Authority Special Tax RB (Philadelphia Funding Program Project) Series 2009 MB, 5.00%, 6/15/14	845	862,720
Pennsylvania Intergovernmental Cooperation Authority Special Tax RB (Philadelphia Funding Project) Series 2010 MB, 5.00%, 6/15/14	730	745,336
Pennsylvania State Housing Financing Agency Mortgage RB PUTTERS Series 2013-4297 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.12%, 1/07/14 (a)(b)(c)	1,750	1,750,000
Pennsylvania State Turnpike Commission RB SPEARS (Motor License Fund Project) Series 2012B-1179 VRDN (Deutsche Bank A.G. SBPA), 0.11%, 1/07/14 (a)(b)(c)	3,675	3,675,000
Pennsylvania State University RB PUTTERS Series 2007-1971 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.07%, 1/07/14 (a)(b)(c)	630	630,000
Pennsylvania Turnpike Commission RB Municipal Trust Receipts Floaters Series 2010-3225 VRDN (Morgan Stanley SBPA), 0.51%, 1/07/14 (a)(b)(c)	1,600	1,600,000
Pennsylvania Turnpike Commission RB RBC Municipal Products, Inc. Trust Series 2011E-22 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 1/07/14 (a)(b)(c)	2,300	2,300,000
Perkiomen Valley School District GO Series 2009 MB, 3.25%, 3/01/14	150	150,708
Perkiomen Valley School District GO Series 2014 MB, 2.00%, 11/15/14	335	339,791
Philadelphia Airport RB Series 2005A MB, 5.00%, 6/15/14	300	305,929
Philadelphia Airport RB Series 2011A MB, 5.00%, 6/15/14	700	714,153
Philadelphia Airport RB Series 2011B AMT MB, 4.00%, 6/15/14	600	609,409
Philadelphia Authority IDRB (Gift of Life Donor Program Project) Series 2003 VRDN (TD Bank N.A. LOC), 0.05%, 1/07/14 (c)	1,305	1,305,000
Philadelphia Authority IDRB (Girard Estate Aramark Tower Acquisition Project) Series 2002 VRDN (JPMorgan Chase Bank N.A. LOC), 0.09%, 1/07/14 (c)	19,800	19,800,000
Philadelphia Authority IDRB (Girard Estate Facilities Leasing Project) Series 2001 VRDN (JPMorgan Chase Bank N.A. LOC), 0.09%, 1/07/14 (c)	3,300	3,300,000
Philadelphia Authority IDRB (Liberty Lutheran Services Project) Series 2008 VRDN (Bank of America N.A. LOC), 0.07%, 1/07/14 (c)	4,815	4,815,000
Philadelphia Gas Works RB Series 2009C VRDN (Barclays Bank PLC LOC), 0.04%, 1/07/14 (c)	6,710	6,710,000

BLACKROCK FUNDS	DECEMBER 31, 2013	19

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Philadelphia Gas Works RB Series 2009D VRDN (Royal Bank of Canada LOC), 0.04%, 1/07/14 (c)	$22,000	$22,000,000
Philadelphia GO (Multi-Modal Project) Series 2009B VRDN (The Bank of New York Mellon Corp. LOC), 0.05%, 1/07/14 (c)	24,400	24,400,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2011 VRDN (Wells Fargo Bank N.A. SBPA), 0.03%, 1/02/14 (c)	15,685	15,685,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2005A VRDN (Wells Fargo Bank N.A. SBPA), 0.03%, 1/02/14 (c)	2,495	2,495,000
Philadelphia School District GO Series 2011F VRDN (Barclays Bank PLC LOC), 0.05%, 1/07/14 (c)	14,100	14,100,000
Red Lion Area School District GO Series 2013 MB, 1.00%, 2/01/14	280	280,177
Rose Tree Media School District GO Series 2013A, 1.00%, 2/01/14	125	125,074
Seneca Valley School District GO Series 2007A MB, 5.00%, 2/15/14	95	95,504
Seneca Valley School District GO Series 2008 MB, 5.00%, 7/01/14	135	138,034
South Western School District GO 2013 MB, 1.00%, 5/15/14	345	345,910
Southeastern Pennsylvania Transportation Authority RB (Capital Grants Receipt Project) Series 2011 MB, 5.00%, 6/01/14	850	865,548
Spring-Ford Area School District GO Series 2012 MB, 1.25%, 3/01/14	150	150,180
Spring-Ford Area School District GO Series 2012A MB, 3.00%, 2/01/14	125	125,259
Tredyffrin Easttown School District GO Series 2005 MB, 4.00%, 2/15/14	100	100,444
Union County Higher Educational Facilities Financing Authority RB (Bucknell University Project) Series 2013A MB, 2.00%, 4/01/14	100	100,420
Unionville-Chadds Ford School District GO Series 2010A MB, 4.00%, 6/01/14	150	152,358
University of Pittsburgh RB (Capital Project) Series 2009B MB, 5.00%, 9/15/14	300	310,066

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
University of Pittsburgh RB Series 2009A MB, 3.50%, 9/15/14	$250	$255,632
West Chester Area School District GO Series 2010AA MB, 2.25%, 3/15/14	120	120,455
West Perry School District GO Series 2013 MB, 2.00%, 5/15/14	80	80,499
West Perry School District GO Series 2013A MB, 2.00%, 5/15/14	295	296,839
West Pikeland Township GO Series 2013 MB, 2.00%, 12/15/14	190	193,063
Wilkes-Barre Area School District GO Series 2007 MB, 5.00%, 4/01/14	200	202,139
York County Hospital Authority RB (Homewood Retirement Centers of The United Church of Christ, Inc. Project) Series 1990 VRDN (Manufacturers and Traders Trust Co. LOC), 0.06%, 1/07/14 (c)	380	380,000
York County IDRB (Allied-Signal, Inc. Project) Series 1993 VRDN (Honeywell International, Inc. Corporate Underlier), 0.10%, 1/07/14 (c)	1,000	1,000,000
York County IDRB (Interstate Holdings Co. Project) Series 2003 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.26%, 1/07/14 (c)	850	850,000
Total Municipal Bonds — 95.2%		305,669,524

Closed-End Investment Companies (a)(c)
Pennsylvania — 3.5%
Nuveen Pennsylvania Investment Quality Municipal Fund, Inc. Series 2012-2 VRDP (Royal Bank of Canada Liquidity Facility), 0.16%, 1/07/14	6,000	6,000,000
Nuveen Pennsylvania Premium Income Municipal Fund, Inc. II Series 2012-2 VRDP (Royal Bank of Canada Liquidity Facility), 0.16%, 1/07/14	5,000	5,000,000
Total Closed-End Investment Companies — 3.5%		11,000,000
Total Investments (Cost — $316,669,524*) — 98.7%		316,669,524
Other Assets Less Liabilities — 1.3%		4,330,288

Net Assets — 100.0%		$320,999,812

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

20	BLACKROCK FUNDS	DECEMBER 31, 2013

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Money Market Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$316,669,524	—	$316,669,524

[1]	See above Schedule of Investments for values in the state.

The carrying amount for certain of the Fund’s assets approximates fair value for financial reporting purposes. As of December 31, 2013, cash of $4,499,063 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2013.

BLACKROCK FUNDS	DECEMBER 31, 2013	21

Schedule of Investments December 31, 2013 (Unaudited)	BlackRock Virginia Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia — 80.3%
Alexandria IDRB (Goodwin House Project) Series 2005 VRDN (Wells Fargo Bank N.A. LOC), 0.04%, 1/02/14 (a)	$700	$700,000
Alexandria IDRB (YMCA of Billings Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.11%, 1/07/14 (a)	515	515,000
Arlington County IDRB (Woodbury Park Project) Series 2005A VRDN (Freddie Mac Guaranty, Freddie Mac LOC), 0.05%, 1/07/14 (a)	850	850,000
Fairfax County Economic Development Authority Health Care Facilities RB (Capital Hospice Project) Series 2009 VRDN (Branch Banking & Trust Co. LOC), 0.07%, 1/07/14 (a)	650	650,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2005A-1 VRDN (TD Bank N.A. SBPA), 0.04%, 1/07/14 (a)	1,000	1,000,000
Fairfax County IDA RB (Inova Health Systems Project) Series 2005C-1 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.03%, 1/02/14 (a)	400	400,000
Fairfax County IDRB (Inova Health Systems Project) Series 2005A-2 VRDN, 0.05%, 1/07/14 (a)	400	400,000
Fauquier County GO (School Buildings Project) Series 2006 MB, 5.00%, 7/01/14	200	204,717
Hampton Redevelopment & Housing Authority RB (Township Apartments Project) Series 1998 VRDN (Fannie Mae Guaranty), 0.04%, 1/07/14 (a)	325	325,000
Hampton Roads Sanitation District RB Series 2011 VRDN, 0.04%, 1/07/14 (a)	300	300,000
Loudoun County GO (Public Improvement Project) Series 2004A MB, 5.25%, 5/01/14	305	310,060
Loudoun County IDA RB (Howard Hughes Medical Institute Project) Series 2003F VRDN, 0.04%, 1/07/14 (a)	600	600,000
Louisa County IDRB (Pooled Financing Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.13%, 1/07/14 (a)	300	300,000
Peninsula Ports Authority of Virginia Coal Terminal RB (Dominion Terminal Associates Project) Series 1987A VRDN (U.S. Bank N.A. LOC), 0.03%, 1/02/14 (a)	1,200	1,200,000
Richmond IDA RB (Crow-Klein Project) Series 1987A Mandatory Put Bonds VRDN (Wells Fargo Bank N.A. LOC), 0.45%, 2/18/14 (a)	810	810,000

Municipal Bonds	Par (000)	Value
Virginia (concluded)
Stafford County & Staunton IDA RB (Vaco Commonwealth Loans Project) Series 2009A-1 VRDN (U.S. Bank N.A. LOC), 0.05%, 1/07/14 (a)	$540	$540,000
Virginia Beach Development Authority IDRB (Ocean Ranch Motel Corp. Project) Series 1998 VRDN (Branch Banking & Trust Co. LOC), 0.07%, 1/07/14 (a)	300	300,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006B VRDN (Wells Fargo Bank N.A. SBPA), 0.02%, 1/02/14 (a)	700	700,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Project) Series 2004A MB, 5.00%, 2/01/14	200	200,779
Virginia College Building Authority Educational Facilities RB (University of Richmond Project) Series 2006 VRDN (Wells Fargo Bank N.A. SBPA), 0.02%, 1/02/14 (a)	150	150,000
Virginia College Building Authority RB (21st Century College & Equipment Project) Barclays Municipal Trust Receipts Floater Series 2009-4B-REG D VRDN (Barclays Bank PLC SBPA), 0.13%, 1/07/14 (a)(b)(c)	2,000	2,000,000
Virginia Commonwealth Transportation Board Clipper Tax-Exempt Certificates Trust RB Series 2007A-2009-38 AMT VRDN (State Street Bank & Trust Co. SBPA), 0.06%, 1/07/14 (a)(b)(c)	400	400,000
Virginia Commonwealth Transportation Board RB (Capital Projects) Series 2012 MB, 4.00%, 5/15/14	200	202,757
Virginia GO Series 2005A MB, 5.00%, 6/01/14	700	713,935
Virginia Public School Authority RB (School Financing 1997 Resolution Project) Series 2005B MB, 5.25%, 8/01/14	300	308,743
Winchester Authority Residential Care Facility IDRB (Westminster-Canterbury Project) Series 2005B VRDN (Branch Banking & Trust Co. LOC), 0.07%, 1/07/14 (a)	300	300,000
Total Investments (Cost — $14,380,991*) — 80.3%		14,380,991
Other Assets Less Liabilities — 19.7%		3,535,440

Net Assets — 100.0%		$17,916,431

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

22	BLACKROCK FUNDS	DECEMBER 31, 2013

Schedule of Investments (concluded)	BlackRock Virginia Municipal Money Market Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$14,380,991	—	$14,380,991

[1]	See above Schedule of Investments for values in the state.

The carrying amount for certain of the Fund’s assets approximates fair value for financial reporting purposes. As of December 31, 2013, cash of $3,522,277 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended December 31, 2013.

BLACKROCK FUNDS	DECEMBER 31, 2013	23

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: February 24, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: February 24, 2014